Income tax - Components of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 31, 2019	Jan. 31, 2018
Deferred tax assets:
Net operating loss carryforward	$ 20,095	$ 16,272	$ 16,931
Future exercisable shares	319	290	1,315
Provision	34	34	37
Less: Valuation allowance	(20,448)	(16,596)	(18,283)
Deferred tax assets, net of valuation allowance	0	0	0
Deferred tax liabilities:
Temporary differences relating to intangible asset	(2,057)	(2,198)	(3,372)
Deferred tax liabilities, gross	(2,057)	(2,198)	(3,372)
Deferred tax liabilities, net	$ (2,057)	$ (2,198)	$ (3,372)